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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09713

Active Assets Institutional Money Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2005

Date of reporting period: March 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED)

                                                                   ANNUALIZED
PRINCIPAL                                                             YIELD
AMOUNT IN                                                          ON DATE OF         MATURITY
THOUSANDS                     DESCRIPTION                           PURCHASE            DATES              VALUE
---------  ------------------------------------------------------  -----------   -------------------    ------------
           COMMERCIAL PAPER (59.2%)
           Asset-Backed -  Auto (8.9%)
$  15,000  DaimlerChrysler Revolving Auto Conduit LLC - Series A1         2.61%             04/04/05    $ 14,996,750
   10,000  FCAR Owner Trust                                               2.85              05/06/05       9,972,389
   19,000  New Center Asset Trust                                  2.62 - 2.80              04/07/05      18,991,450
   15,000  New Center Asset Trust Series A1                               2.78              05/03/05      14,963,067
                                                                                                        ------------
                                                                                                          58,923,656
                                                                                                        ------------
           Asset-Backed - Consumer (6.2%)
   16,307  Mont Blanc Capital Corp.*                               2.80 - 2.82   04/18/05 - 04/20/05      16,284,621
   24,928  Old Line Funding Corp.*                                 2.79 - 2.81   04/26/05 - 05/03/05      24,874,332
                                                                                                        ------------
                                                                                                          41,158,953
                                                                                                        ------------
           Asset-Backed - Corporate (6.3%)
   20,500  Atlantis One Funding*                                   2.89 - 2.92   07/20/05 - 08/03/05      20,303,304
   10,000  Blue Ridge Asset Funding*                                      2.79              04/20/05       9,985,328
   12,000  Moat Funding, LLC*                                             2.48              05/04/05      11,973,050
                                                                                                        ------------
                                                                                                          42,261,682
                                                                                                        ------------
           Asset-Backed - Diversified (3.0%)
   10,000  Falcon Asset Securitization*                                   2.80              04/27/05       9,979,850
   10,000  Preferred Receivables Funding Corp.                            2.80              04/27/05       9,979,850
                                                                                                        ------------
                                                                                                          19,959,700
                                                                                                        ------------
           Asset-Backed - Mortgages (3.6%)
   23,890  Sydney Capital Corp.*                                   2.89 - 3.00   05/17/05 - 06/20/05      23,774,340
                                                                                                        ------------
           Asset-Backed - Securities (14.6%)
   28,000  Beta Finance*                                           2.44 - 2.75   04/29/05 - 05/12/05      27,932,457
   21,000  Dorada Finance Inc.*                                    2.59 - 2.72   04/13/05 - 05/03/05      20,966,577
   15,000  Galaxy Funding Inc.*                                           2.61              04/11/05      14,989,167
   33,447  Scaldis Capital LLC*                                    2.60 - 3.00   04/14/05 - 06/21/05      33,352,761
                                                                                                        ------------
                                                                                                          97,240,962
                                                                                                        ------------
           Consumer Sundries   (1.5%)
   10,000  Procter & Gamble Co.                                           3.00              06/13/05       9,939,572
                                                                                                        ------------
           Finance - Corporate (0.7%)
    5,000  CIT Group Inc.                                                 2.93              05/25/05       4,978,175
                                                                                                        ------------
           Financial Conglomerates (1.5%)
   10,000  General Electric Capital Corp.                                 3.02              06/22/05       9,931,667
                                                                                                        ------------
           Insurance (1.8%)
   12,000  Irish Life & Permanent plc*                                    3.03              06/28/05      11,911,707
                                                                                                        ------------
           International Banks (11.1%)
    5,550  Bank of Ireland*                                               2.64              04/21/05       5,541,922
   15,000  Banque Generale du Luxembourg                                  2.16              04/01/05      15,000,000
    5,800  DNB NOR Bank ASA                                               3.05              07/14/05       5,749,398
   10,000  HBOS Treasury Services plc                                     2.48              04/28/05       9,981,588
    8,000  ING (U.S.) Funding LLC                                         2.79              04/29/05       7,982,702
   29,900  KFW International Finance Inc.                          2.50 - 2.54   05/04/05 - 05/11/05      29,821,859
                                                                                                        ------------
                                                                                                          74,077,469
                                                                                                        ------------
           TOTAL COMMERCIAL PAPER (Cost $394,157,883)                                                    394,157,883
                                                                                                        ------------
           REPURCHASE AGREEMENT (16.0%)
  106,200  Goldman Sachs & Co.
            (dated 03/31/05; proceeds $106,208,555) (a)
              (Cost $106,200,000)                                         2.90              04/01/05     106,200,000
                                                                                                        ------------

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
        FLOATING RATE NOTES  (9.0%)
        Diversified Manufacturing (0.7%)
 5,000  General Electric Company                                       2.74+             04/25/05++     5,002,470
                                                                                                     ------------
        Insurance (1.5%)
10,000  Allstate Financial Global Funding*                             3.08+             04/01/05++    10,003,649
                                                                                                     ------------
        International Banks (5.3%)
25,000  HBOS Treasury Services plc*                                    2.90+             04/29/05++    25,007,233
10,000  Westpac Banking Corp.                                          2.67+             04/25/05++    10,000,168
                                                                                                     ------------
                                                                                                       35,007,401
                                                                                                     ------------
        Major Banks (1.5%)
10,000  SunTrust Bank                                                  2.79+             04/01/05++    10,000,000
                                                                                                     ------------
        TOTAL FLOATING RATE NOTES  (Cost $60,013,520)                                                  60,013,520
                                                                                                     ------------
        CERTIFICATES OF DEPOSIT (6.8%)
        International Banks (1.5%)
10,000  Norinchukin Bank                                               2.85              05/02/05      10,000,000
                                                                                                     ------------
        Major Banks (5.3%)
20,000  Citibank, N.A.                                          2.65 - 3.03   04/28/05 - 06/29/05      20,000,000
15,000  First Tennessee Bank, N.A.                                     2.90              05/23/05      15,000,000
                                                                                                     ------------
                                                                                                       35,000,000
                                                                                                     ------------
        TOTAL CERTIFICATES OF DEPOSIT (Cost $45,000,000)                                               45,000,000
                                                                                                     ------------
        MASTER NOTE (6.0%)
        Investment Banks/Brokers
40,000  Banc of America Securities, LLC (Cost $40,000,000)             2.96+             04/01/05++    40,000,000
                                                                                                     ------------
        PROMISSORY NOTE (3.0%)
        Investment Banks/Brokers
20,000  Goldman Sachs Group, Inc. (The) (Cost $20,000,000)             2.86+             04/14/05++    20,000,000
                                                                                                     ------------
        TOTAL INVESTMENTS
        (Cost $665,371,403) (b)                                                             100.0%    665,371,403

        OTHER ASSETS IN EXCESS OF LIABILITIES                                                 0.0         224,687
                                                                              -------------------    ------------
        NET ASSETS                                                                          100.0%   $665,596,090
                                                                              ===================    ============

-----------------------
*     Resale is restricted to qualified institutional investors.

+     Rate shown is the rate in effect at March 31, 2005.

++    Date of next interest rate reset.

(a) Collateralized by Federal National Mortgage Assoc. 5.00% - 8.50% due 03/01/17 - 06/01/33 valued at $78,456,450 and Freddie Mac 3.50% - 7.00%
      due 06/01/16 - 10/01/34 valued at $29,867,550.

(b)   Cost is the same for federal income tax purposes.

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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust/Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Institutional Money Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 19, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 19, 2005

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